CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME [Abstract]
Comprehensive income (loss), tax effect	$ 0	$ 0	$ 0